FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 43 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

43.1- Capital Risk Management

The Company’s objectives when managing its capital are to safeguard the ability to continue to offer returns to shareholders and benefits to other stakeholders, in addition to pursuing an ideal capital structure to reduce this cost. The acquisitions and sales of financial assets are recognized on the trade date.

In order to maintain or adjust the capital structure, the Company may review the dividend payment policy, return capital to shareholders or issue new shares or sell assets to reduce, for example, the level of indebtedness.

Consistent with other companies in the sector, the Company monitors capital based on the financial leverage ratio. This index corresponds to the net exposure divided by the total capital. Net debt, in turn, corresponds to the total of short-term and long-term loans, financing and debentures, presented in note 25, subtracted from the amount of cash and cash equivalents and marketable securities (without considering restricted cash and restricted securities), presented in notes 6 and 8. Total capital is calculated by adding net equity, as shown in the consolidated balance sheet, to net debt.

	12/31/2021	12/31/2020
Total loans, financing and debentures	44,015,645	47,002,033
(-) Cash and cash equivalents	(192,659)	(286,607)
(-) Marketable securities	(15,873,853)	(13,993,294)
Net debt	27,949,133	32,722,132
(+) Total shareholders's equity	76,416,764	73,751,294
Total Capital	104,365,897	106,473,426
Financial Leverage Index	27%	31%

43.2 - Classification by category of financial instruments

The carrying amounts of certain financial assets and liabilities represent a reasonable approximation of fair value. The Company uses the following classification to classify its financial instruments and their respective levels:

	CONSOLIDATED
	Level	12/31/2021	12/31/2020
FINANCIAL ASSETS
Amortized cost		21,126,404	26,388,667
Loans and financing		5,843,527	10,924,899
Reimbursement rights		6,396,234	5,588,131
Financial Assets - Generation		2,172,162	2,096,717
Financial Assets - Itaipu		428,865	455,820
Customers		6,088,056	7,033,556
Cash and cash equivalents		192,659	286,607
Marketable Securities		4,901	2,937

Fair value through profit or loss		19,268,020	16,371,727
Marketable Securities	2	15,868,952	13,990,357
Decommissioning Fund	2	2,055,713	1,753,827
Derivative Financial Instruments	2	1,343,355	627,543

Fair value through other comprehensive income		1,878,609	2,093,279
Investments (Equity Holdings)	1	1,878,609	2,093,279

FINANCIAL LIABILITIES
Amortized cost		50,491,870	53,687,417
Loans, financing and debentures		44,015,645	47,002,033
Financial liabilities - Itaipu		578,626	—
Reimbursement Obligations		859,003	1,640,767
Suppliers		4,048,087	3,920,607
Leases		903,484	1,053,194
Concessions payable UBP		87,025	70,816

Fair value through profit or loss		—	10,014
Derivative Financial Instruments	2	—	10,014

Level 1 - quoted prices (unadjusted) in active, liquid and visible markets for identical assets and liabilities that are accessible on the measurement date;

Level 2 - quoted prices (whether or not they can be adjusted) for similar assets or liabilities in active markets, other unobservable inputs at level 1, directly or indirectly, under the terms of the asset or liability; and

Level 3 - assets and liabilities whose prices do not exist or these prices or valuation techniques are supported by a small or non-existent, unobservable or liquid market. At this level, the estimate of fair value becomes highly subjective.

The fair value of financial instruments traded on active markets is based on market prices, quoted at the balance sheet date. A market is viewed as active if quoted prices are ready and regularly available from an Exchange, distributor, broker, group of industries, pricing service or regulatory agency. Also, prices represent real market transactions that occur regularly on a purely commercial basis.

The quoted market price used for financial assets held by the Eletrobras and its subsidiaries is the current competition price. These instruments are included in Level 1. The instruments included in Level 1 mainly comprise equity investments classified as fair value through profit or loss or through other comprehensive income previously classified as securities for trading or available for sale.

The fair value of financial instruments that are not traded on active markets (e.g. over-the-counter derivatives) is determined using valuation techniques. These valuation techniques maximize the use of data adopted by the market where they are available and rely as little as possible on entity-specific estimates. If all relevant information required for the fair value of an instrument is adopted by the market, the instrument is included in Level 2.

If one or more items of relevant information are not based on data adopted by the market, the instrument is included in Level 3.

Specific valuation techniques used to value financial instruments (level 2) include:

●	Quoted market prices or quotations of financial institutions or brokers for similar instruments;
●	The fair value of interest rate swaps is calculated at the present value of estimated future cash flows based on yield curves adopted by the market; and
●	The fair value of future exchange contracts is determined based on the future exchange rates at the balance sheet date, with the resulting value discounted to present value.

Other techniques, such as the discounted cash flow analysis, are used to determine the fair value for the remaining financial instruments (level 3), and the credit risk of counterparties to swap operations.

43.3 - Financial Risk Management

In the exercise of its activities, the Company is impacted by risk events that may compromise its strategic objectives. The main objective of risk management is to anticipate and minimize the adverse effects of such events on the Company’s business and economic and financial results.

For the management of financial risks, Eletrobras has defined operational and financial policies and strategies, approved by internal committees and by Management, which aim to provide liquidity, security and profitability to its assets and maintain the levels of indebtedness and debt profile defined for economic and financial flows.

The sensitivity analyses below were prepared with the objective of measuring the impact of changes in market variables on each financial instrument of the Company. These are, therefore, projections based on evaluations of macroeconomic scenarios, not meaning that the transactions will have the values presented in the analysis period considered.

The main financial risks identified in the risk management process are:

43.3.1 - Exchange rate risk

This risk arises from the possibility of the Company having its economic and financial statements impacted by fluctuations in exchange rates. The Company presents exposure to financial risks that cause volatility in its results as well as in its cash flow. The Company presents exposure between assets and liabilities indexed to foreign currency, especially to the US dollar.

The Company has a Financial Hedge Policy whose objective is to monitor and mitigate the exposure to market variables that impact the assets and liabilities of the Company and its subsidiaries, thus reducing the effects of undesirable fluctuations of these variables in its financial statements.

This policy, therefore, aims for the Company’s results to faithfully reflect its actual operating performance and for its projected cash flow to be less volatile.

Considering the different ways of hedging the mismatches presented by the Company, the Policy lists a scale of priorities, prioritizing the structural solution, and, only for residual cases, the adoption of operations with derivative financial instruments.

Transactions with financial derivatives, when carried out, cannot characterize financial leverage or credit granting operation to third parties.

a) Composition of foreign currency balances and sensitivity analysis

●	Risk of appreciation of exchange rates

		12/31/2021
		Balance at 12/31/2021		Effect on result
		Foreign		Scenario I	Scenario II	Scenario III
		Currency	Real	Probable 2021¹	(+25%)¹	(+50%)¹
	Loans and Financing	(1,439,182)	(8,031,354)	(272,726)	(2,348,746)	(4,424,766)
USD	Loans granted	123,445	688,883	23,395	201,464	379,533
	Financial asset – Itaipu	125,006	697,587	23,698	204,019	384,340
	Impact on income	(1,190,731)	(6,644,884)	(225,633)	(1,943,263)	(3,660,893)

EURO	Loans and Financing	(45,592)	(288,187)	(14,339)	(89,970)	(165,602)
	Impact on income	(45,592)	(288,187)	(14,339)	(89,970)	(165,602)

Impact on income of exchanges rates				(239,972)	(2,033,233)	(3,826,495)

(¹) Assumptions adopted			12/31/2021	Probable	+25%	+50%
	USD		5.58	5.77	7.21	8.66
	EURO		6.32	6.64	8.29	9.95

43.3.2 - Interest rate risk

This risk is associated with the Company’s ability to account for losses due to fluctuations in market interest rates, impacting its statements by the increase in financial expenses related to foreign funding contracts, mainly referenced to the LIBOR rate.

The Company monitors its exposure to the LIBOR rate and contracts derivative operations to minimize this exposure, according to the Financial Hedge Policy.

Composition of balances by index and sensitivity analysis

In the following tables, scenarios for indexes and rates have been considered, with the respective impacts on the Company’s results. For the sensitivity analysis, forecasts and/or estimates based fundamentally on macroeconomic assumptions obtained from the Focus Report, published by the Central Bank and Economic Outlook, published by the Organization for Economic Cooperation and Development (OCDE), were used as a probable scenario for December 31, 2021.

In all scenarios, the probable quotation of the U.S. dollar was used to convert the effect on the result of the risks linked to the fluctuation of LIBOR into BRL. In this sensitivity analysis, any exchange effect is being disregarded as a result of any appreciation or depreciation of the probable scenario of the dollar price. The impact of the assessment of the probable scenario of the dollar quotation is presented in item (a.1) of this note.

a.1) LIBOR

Risk of appreciation of interest rates

		Debt balance /Notional Amount
		on 12/31/2021		Effect on the result - income (expenseve)
				Scenario I	Scenario II	Scenario III
		in USD	In real	Probable 2021[1]	(+25%) ¹	(+50%) ¹
LIBOR	Loans and Financing	(75,530)	(421,496)	(1,040)	(1,300)	(1,559)
	Impact on income or loss - TJLP	(75,530)	(421,496)	(1,040)	(1,300)	(1,559)

	(¹) Assumptions adopted:		12/31/2021	Probable	25%	50%
	LIBOR		0.34%	1.38%	1.72%	2.06%

a.2) National indexes

Interest rate appreciation risk

			12/31/2021
			Effect on income
		Balance as of	Scenario I	Scenario II	Scenario III
		12/31/2021	Probable 2021 [1]	(+25%)[1]	(+50%)[1]
CDI	Loans, Financing and debentures	(13,219,492)	(1,671,842)	(2,089,803)	(2,507,763)
	Impact on income	(13,219,492)	(1,671,842)	(2,089,803)	(2,507,763)

SELIC	Loans, Financing and debentures	(5,583,969)	(711,956)	(889,945)	(1,067,934)
	Reimbursement AIC	588,786	75,070	93,838	112,605
	Impact on income	(4,995,183)	(636,886)	(796,107)	(955,329)

TJLP	Loans, Financing and debentures	(5,168,140)	(314,223)	(392,779)	(471,334)
	Impact on income	(5,168,140)	(314,223)	(392,779)	(471,334)

IGPM	Loans granted	241,090	13,395	16,744	20,093
	Lease liability	(903,484)	(50,198)	(62,747)	(75,297)
	Impact on income	(662,394)	(36,803)	(46,003)	(55,204)

Impact on income of the indexes			(2,659,754)	(3,324,692)	(3,989,630)

(1) Assumptions adopted		12/31/2021	Probable	+25%	+50%
	CDI	9.15%	12.65%	15.81%	18.97%
	SELIC	9.25%	12.75%	15.94%	19.13%
	TJLP	5.32%	6.08%	7.60%	9.12%
	IGMP	16.58%	5.56%	6.95%	8.33%

Risk of interest rate depreciation

			Effect on income
		Balance as of	Scenario I	Scenario II	Scenario III
		12/31/2021	Probable 2021¹	(-25%)¹	(-50%)¹
	Loans, Financing and debentures	(4,885,610)	272,392	204,294	136,196
IPCA	Loans granted	116,253	(6,482)	(4,861)	(3,241)
	Right of reimbursement	5,813,512	(324,126)	(243,095)	(162,063)
	Impact on income	1,044,155	(58,216)	(43,662)	(29,108)

Impact on income of the indexes			(58,216)	(43,662)	(29,108)

(¹) Assumptions adopted		12/31/2021	Probable	-25%	-50%
	IPCA	9.63%	5.58%	4.18%	2.79%

43.3.3 - Credit risk

This risk arises from the possibility of Eletrobras and its subsidiaries incurring losses resulting from the difficulty of realizing their receivables from customers, as well as the default of financial institution counterparties in operations.

Eletrobras, through its subsidiaries, operates in the electricity generation and transmission markets supported by contracts signed in a regulated environment. The Company seeks to minimize its credit risks through guaranteed mechanisms involving receivables from its customers and, when applicable, through bank guarantees.

In relation to loan receivables granted (see note 11), except for financial transactions with the jointly controlled company Itaipu, whose credit risk is low due to the inclusion of loan costs in the energy trading tariff of the jointly controlled company, as defined under the terms of the International Treaty signed between the Governments of Brazil and Paraguay, the concentration of credit risk with any other counterparty individually was not greater than 39% of the outstanding balance.

The surplus cash is invested in a non-market fund, according to specific regulations of the Central Bank of Brazil. This fund consists entirely of government bonds held in custody at SELIC, with exposure to lower credit risk in relation to other instruments.

In any relations with financial institutions, the Company has the obligation to make investments of its financial assets only with Caixa Econômica Federal and Banco do Brasil SA, following Resolution No. 3,284 of the Central Bank of Brazil. These banks have low credit risk, and their ratings are reviewed by credit rating agencies.

The Company has a standard on accreditation of financial institutions for the purpose of carrying out derivative transactions. This standard defines criteria in relation to size, rating and expertise in the derivatives market, so that the institutions that may carry out operations with the Company are selected.

The Company monitors the credit risk of its swap operations but does not account for this (non-performance) risk in the fair value balance of each derivative because, based on the net exposure to credit risk, the Company can account for its swap portfolio given an unforced transaction between the parties on the valuation date. The Company considers the risk of non-compliance only for the analysis of the retrospective test for each relationship designated for Hedge Accounting.

In addition, the Company is exposed to credit risk with respect to financial guarantees granted to banks by the Company and its subsidiaries. The maximum exposure of the Company corresponds to the maximum amount that the Company will have to pay if the guarantee is executed and is stated in Note 25.3.

43.3.4 - Liquidity risk

The liquidity needs of Eletrobras and its subsidiaries are the responsibility of the financial and fundraising areas, which act in line with the permanent monitoring of short, medium and long-term cash flows, planned and realized, seeking to avoid possible mismatches and consequent financial losses and ensure liquidity requirements for operational needs.

The table below analyzes the non-derivative financial liabilities of the Company by maturity ranges, corresponding to the remaining period in the balance sheet until the contractual maturity date. The contractual maturity is based on the most recent date on which the Company must settle obligations and includes the respective related contractual interest, when applicable.

	12/31/2021
	Payment flow
	Up to 1 year	From 1 to 2 years	From 2 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES (Current / Non-current)
Measured at amortized cost	14,802,340	9,068,371	20,021,202	19,627,075	63,518,988
Loan, financing and debentures	9,674,220	8,693,204	19,650,487	19,413,779	57,431,690
Suppliers	4,031,532	16,555	—	—	4,048,087
Reimbursement obligations	859,003	—	—	—	859,003
Leases	232,215	351,395	355,101	75,248	1,013,959
Concessions payable UBP	5,370	7,217	15,614	138,048	166,249

	12/31/2020
	Payment flow
	Up to 1 year	From 1 to 2 years	From 2 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES (Current / Non-current)
Measured at amortized cost	19,443,434	8,885,947	15,101,480	16,174,660	59,605,521
Loan, financing and debentures	13,678,958	8,798,046	14,756,060	15,580,546	52,813,610
Suppliers	3,904,051	16,556	—	—	3,920,607
Reimbursement obligations	1,618,508	22,259	—	—	1,640,767
Leases	237,055	44,423	332,794	545,449	1,159,721
Concessions payable UBP	4,862	4,663	12,626	48,665	70,816

43.4 - Sensitivity analysis of derivative financial instruments

The following analysis estimates the potential value of instruments in hypothetical stress scenarios of the main market risk factors impacting derivative financial instruments.

●	Probable: The probable scenario was defined as the fair value of derivatives as of December 31, 2021;
●	Scenarios I and II: Estimate of fair value considering a deterioration of 25% and 50%, respectively, in the associated risk variables; and
●	Scenarios III and IV: Fair value estimate considering an appraisal of 25% and 50%, respectively, in the associated risk variables.

Embedded derivative	Possible	Scenario I	Scenario II	Scenario III	Scenario IV
Electricity supply	1,343,355	1,007,516	671,678	1,679,194	2,015,033

Sensitivity analyses were prepared with the objective of measuring the impact of changes in market variables on each financial instrument of the Company. Therefore, these are projections based on evaluations of macroeconomic scenarios, not meaning that the transactions will have the values presented in the period of analysis considered.

43.4.1 - Electricity supply

This derivative financial instrument refers to a long-term contract for the supply of electricity with Alumínio Brasileiro SA (Albrás), the revenue from this long-term contract is associated with the payment of a premium linked to the international price of aluminum, quoted on the London Metal Exchange (LME). This calculation includes the concept of cap and floor band, related to the price of aluminum quoted on the LME, whose sensitivity analyses were carried out on the energy supply contracts of electro-intensive consumers.

The premium resulting from the energy sales contract evaluated on its characteristics can be considered as a component of a hybrid (combined) contract, which includes a non-derivative contract. This premium is part of the main contract and has specific characteristics associated with the fluctuation of the aluminum price in the international market and by the variation in the dollar exchange rate. Thus, the premium is considered an embedded derivative, because its pricing derives from the price of aluminum, which is defined in this case as the basic asset, also known as the underlying asset.

The contract with Albrás has an initial date of July 1, 2004, and its expiry date is December 31, 2024. The average contracted volume was 750 MW and increased to 800MW after January 2007.

The calculation of the contract premium includes the concept of cap and floor band, related to the price of aluminum quoted on the LME. The maximum and minimum LME prices are capped at US$ 2,773.21/ton and US$ 1,450/ton, respectively.

Thus, a variation in the price of the premium earned was sensitized to such hybrid contracts, see item 44.4. The volatility components of the premium are basically: the price of primary aluminum on the LME, foreign exchange and CDI.

Accounting policy

Recognition and measurement:

Financial assets and liabilities are recognized when Eletrobras, or one of its subsidiaries, is a party to the contractual provisions of the instrument.

Financial assets and liabilities are initially recognized at fair value and subsequently measured at amortized cost or at fair value, following the rules of IFRS 9.

Transaction costs directly attributable to the acquisition or issuance of financial assets and liabilities (except for financial assets and liabilities recognized at fair value in profit or loss) are added to or deducted from the fair value of financial assets or liabilities, if applicable, after initial recognition. Transaction costs directly attributable to the acquisition of financial assets and liabilities at fair value through profit or loss are immediately recognized in the income statement.

●	Financial assets

All regular purchases or sales of financial assets are recognized and written off on the trade date. Regular purchases or sales correspond to purchases or sales of financial assets that require the delivery of assets within the deadline established through standard or market practice.

All financial assets recognized are initially recognized at fair value and subsequently measured in their entirety at amortized cost or fair value, depending on the classification of financial assets.

a) A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as measured at Fair Value at Income (VJR):

●	It is maintained within a business model whose purpose is to maintain financial assets to receive contractual cash flows; and
●	Its contractual terms generate, on specific dates, cash flows that are related only to the payment of principal and interest on the outstanding principal amount.

b) A debt instrument is measured at Fair Value at Other Comprehensive Income (VJORA) if it meets both of the following conditions and is not designated as measured at VJR:

●	It is maintained within a business model whose objective is achieved both by receiving contractual cash flows and by selling financial assets; and
●	Its contractual terms generate, on specific dates, cash flows that are related only to the payment of principal and interest on the outstanding principal amount.

Upon initial recognition of an investment in an equity instrument that is not held for trading, the Company may irrevocably choose to present subsequent changes in the fair value of the investment in Other Comprehensive Income (ORA). This choice is made investment by investment.

c) Financial assets not classified as measured at amortized cost or VJORA, as described above, are classified as measured at fair value through profit or loss. Upon initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or VJORA as well as VJR if this eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Evaluation of the business model:

The Company performs an assessment of the objective of the business model in which a financial asset is held in portfolio because it better reflects the manner in which the business is managed, and the information is provided to Management.

Evaluation of contractual cash flows:

For purposes of assessing whether the contractual cash flows are only payment of principal and interest, principal is defined as the fair value of the financial asset at initial recognition. Interest is defined as a consideration for the value of money over time and the credit risk associated with the principal amount outstanding over a given period of time and for the other basic risks and costs of borrowing.

The Company considers the contractual terms of the instrument to assess whether the contractual cash flows are composed only of payments of principal and interest. This includes assessing whether the financial asset contains a contractual term that may change the timing or value of the contractual cash flows so that it would not meet this condition.

●	Financial liabilities

Financial liabilities, which include loans and financing, suppliers and other accounts payable, are initially measured at fair value and subsequently at amortized cost using the effective interest method. Interest expenses, foreign exchange gains and losses are recognized in the income statement.

The effective interest method is used to calculate the amortized cost of a financial liability and allocate its interest expense for the respective period. The effective interest rate is the rate that exactly discounts estimated future cash flows (including fees and premiums paid or received that form an integral part of the effective interest rate, transaction costs, and other premiums or discounts) over the estimated life of the financial liability or, where appropriate, for a shorter period, for the initial recognition of the net carrying amount.

The Company writes off financial liabilities only when the Company’s obligations are extinguished and canceled or when they expire.

Financial guarantee contracts:

A financial guarantee contract is a contract that requires the issuer to make specified payments in order to reimburse the holder for loss incurred due to the fact that the specified debtor fails to make the payment on the scheduled date, in accordance with the initial or changed conditions of the debt instrument.

These estimates are based on the experience and judgment of Eletrobras’ Management. The fees received are recognized on a straight-line basis over the life of the guarantee (Note 25.2). Any increase in obligations in relation to guarantees is presented, when it occurs, in operating expenses (Note 40).

Derivative financial instruments:

The Company has derivative financial instruments to manage its exposure to interest rate and exchange rate risks, including interest rate swap contracts.

Derivatives are initially recognized at fair value, at the date of contracting, and are subsequently remeasured at fair value at the end of the year. Any gains or losses are recognized in income immediately, unless the derivative is designated and effective as a hedge instrument; in this case, the moment of recognition in result depends on the nature of the hedge relationship.

Hedge accounting:

The Company has a hedge accounting policy and the derivative financial instruments designated in hedge operations are initially recognized at fair value on the date on which the derivative contract is contracted and are subsequently revalued also at fair value. Derivatives are presented as financial assets when the fair value of the instrument is positive, and as financial liabilities when the fair value is negative.